Mortgage Servicing Rebate (to) from Funds	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rebate (to) from Funds.
Mortgage Servicing Rebate (to) from Funds

Note 19—Mortgage Servicing Rebate (to) from Funds

        The Company provided a waiver to the Investment Funds relating to the "at cost" servicing fee amounting to approximately $536,000 and $2,462,000, for the years ended December 31, 2012 and 2011, respectively.